Document and Entity Information - USD ($)	6 Months Ended
	Mar. 31, 2018	Feb. 15, 2018	Mar. 31, 2017
Document And Entity Information
Entity Registrant Name	Financial Gravity Companies, Inc.
Entity Central Index Key	0001377167
Document Type	S-1/A
Document Period End Date	Mar. 31, 2018
Amendment Flag	true
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 37,762,295
Entity Common Stock, Shares Outstanding		35,837,900
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2018
Amendment description	combination of September 2017 and March 2018 financial information